RELATED PARTIES - Additional Information (Details) - RUB (₽) ₽ in Thousands		1 Months Ended		12 Months Ended
	Dec. 16, 2021	Oct. 31, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 16, 2021	Dec. 31, 2020
Transactions between related parties
Prepayment of outstanding loan				₽ 728,000		₽ 71,000
Financial Platform JSC
Transactions between related parties
Percentage of interest acquired	9.00%				9.00%
Nominal value of interest acquired	₽ 9				₽ 9
Percentage ownership interest which group has access to the returns associated, based on shareholder agreement and potential voting rights	100.00%
Financial Platform JSC
Transactions between related parties
Technical support services provided					₽ 8,000
Financial Platform JSC | MLSN LLC
Transactions between related parties
Loan granted			₽ 20,000
Interest rate			6.50%
Outstanding principal amount under the loan		₽ 16,000
Prepayment of outstanding loan		16,000
Financial Platform JSC | Mimons Investments Limited
Transactions between related parties
Loan granted		₽ 25,000
Elbrus Capital
Transactions between related parties
Loans received				₽ 1,491,000
Shares issued for conversion of loan				3,665,041